Debt - Schedule of reconciliation for liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	$ 40,000
Cash flows, Proceeds	70,000	$ 55,000
Cash flows, Repayment	(35,000)	(30,000)
Total liabilities from financing activities - Ending balance	75,000	40,000
Total debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	40,000	15,000
Cash flows, Proceeds	70,000	55,000
Cash flows, Repayment	(35,000)	(30,000)
Total liabilities from financing activities - Ending balance	$ 75,000	$ 40,000